IMPAIRMENT (REVERSAL) CHARGE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IMPAIRMENT (REVERSAL) CHARGE
Property, plant and equipment	$ (74.1)
Inventories		$ 38.9
Impairment (reversal) charge	$ (74.1)	$ 38.9